Long-term Debt (Details Narrative) - USD ($)											12 Months Ended
	Jun. 22, 2021	May 19, 2021	Oct. 23, 2020	Apr. 06, 2020	Mar. 24, 2020	Mar. 24, 2020	Feb. 27, 2020	Aug. 27, 2019	Jun. 14, 2019	Jun. 10, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt instrument interest rate											12.00%	12.00%	12.00%
Principal amount of debt											$ 83,616,590
Legal fees											323,137	$ 202,382
Success fee											(3,400,000)	(3,400,000)
Delayed Draw Term Note [Member]
Debt Instrument [Line Items]
Principal amount of debt											6,913,865
Debt Instrument, Interest Rate, Increase (Decrease)		10.00%
Legal fees											120,755
Success fee
Second Amendment ToAmended and Restated Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Licensing agreement description							the second amendment to the amended and restated note purchase agreement, the Company replaced its previous $3,500,000 working capital facility with Sallyport with a new $15,000,000 working capital facility with FastPay; and (ii) BRF Finance issued a letter of credit in the amount of approximately $3,000,000 to the Company’s landlord for the property lease located at 225 Liberty Street, 27th Floor, New York, New York 10281
12% Amended Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt							$ 3,000,000	$ 3,000,000
Principal amount of debt											71,000,000	$ 71,000,000
Legal fees								17,382			202,382
Net proceeds from issuance of debt								2,850,000
Success fee											(3,400,000)
12% Amended Senior Secured Notes [Member] | B.Riley [Member]
Debt Instrument [Line Items]
Placement fee payable in cash								$ 150,000
12% Amended Senior Secured Notes [Member] | Delayed Draw Term Note [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		15.00%			15.00%	15.00%
Proceeds from issuance of debt					$ 6,913,865
Debt maturity date					Mar. 31, 2021
Principal amount of debt					$ 12,000,000	$ 12,000,000
Legal fees					793,109
Net proceeds from issuance of debt					$ 6,000,000
Licensing agreement description					Amendment 1 also provided that BRF Finance, as holder, could originally elect, in lieu of receipt of cash for payment of all or any portion of the interest due or cash payments up to a certain conversion portion (as further described in Amendment 1) of the Term Note, to receive shares of Series K Preferred Stock; however, after December 18, 2020, the date the Series K Preferred Stock converted into shares of the Company’s common stock, the holder may elect, in lieu of receipt of cash for such interest amounts, shares of the Company’s common stock Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments
12% Amended Senior Secured Notes [Member] | Delayed Draw Term Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt maturity date					Mar. 31, 2022
Principal amount of debt					$ 8,000,000	$ 8,000,000
12% Amended Senior Secured Notes [Member] | Delayed Draw Term Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt maturity date					Mar. 31, 2021
12% Amended Senior Secured Notes [Member] | BRF Finance Co LLC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					12.00%	12.00%
Debt Instrument, Interest Rate, Increase (Decrease)						10.00%
12.0% Senior Secured Note [Member]
Debt Instrument [Line Items]
Proceeds from Other Debt										$ 20,000,000
Proceeds from issuance of debt										$ 18,865,000
Debt maturity date										Jul. 31, 2019
Principal amount of debt										$ 20,000,000
Escrow deposit										16,500,000
Note payable										2,365,000
12.0% Senior Secured Note [Member] | Investor [Member]
Debt Instrument [Line Items]
Long-term debt										135,000
12.0% Senior Secured Note [Member] | B.Riley [Member]
Debt Instrument [Line Items]
Placement fee payable in cash										1,000,000
12.0% Senior Secured Note [Member] | Amended And Restated Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Other Debt									$ 48,000,000
Proceeds from issuance of debt									$ 45,600,000	$ 68,000,000
Debt maturity date									Jun. 14, 2019	Jun. 14, 2022
Principal amount of debt									$ 68,000,000	$ 20,000,000
Legal fees									50,000
Repayments of debt									45,000,000
12.0% Senior Secured Note [Member] | Amended And Restated Note Purchase Agreement [Member] | B.Riley [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt									48,000,000
Placement fee payable in cash									2,400,000
Success fee									3,400,000
12.0% Senior Secured Note [Member] | ABG-SI LLC [Member]
Debt Instrument [Line Items]
Note payable									$ 600,000
Payroll Protection Program Loan Member [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				0.98%
Debt maturity date				Apr. 06, 2022
Principal amount of debt											5,702,725
Legal fees
Proceeds from loan				$ 5,702,725
Debt Instrument, Decrease, Forgiveness	$ 5,702,725
Gain (Loss) on Extinguishment of Debt	$ 5,716,697
Success fee
Term Note [Member]
Debt Instrument [Line Items]
Debt principal and accrued interest amount			$ 3,367,000
Asset Acquisition of Petametrics Inc., [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				98.00%